Financial risk management - Credit Quality of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	$ 2,125,587	$ 852,600
Bank notes
Financial risk management [Line Items]
Financial assets	45,269	98,085
Bank notes | Others
Financial risk management [Line Items]
Financial assets	1,887
Bank notes | Agricultural Bank of China
Financial risk management [Line Items]
Financial assets	10,334	860
Bank notes | Bank of China Limited
Financial risk management [Line Items]
Financial assets	27,936	4,167
Bank notes | Bank of Jiujiang
Financial risk management [Line Items]
Financial assets	1,964
Bank notes | Bank of Ningbo
Financial risk management [Line Items]
Financial assets	3,148
Bank notes | Bank of Communications
Financial risk management [Line Items]
Financial assets		7,422
Bank notes | China CITIC Bank Corp Ltd
Financial risk management [Line Items]
Financial assets		2,623
Bank notes | China Construction Bank Corporation
Financial risk management [Line Items]
Financial assets		7,122
Bank notes | China Everbrith Bank Co. Ltd
Financial risk management [Line Items]
Financial assets		6,569
Bank notes | China Merchants Bank
Financial risk management [Line Items]
Financial assets		22,628
Bank notes | China Minsheng Bank Corporation
Financial risk management [Line Items]
Financial assets		784
Bank notes | Industrial & Commercial Bank of China Limited
Financial risk management [Line Items]
Financial assets		353
Bank notes | Industrial Bank
Financial risk management [Line Items]
Financial assets		6,615
Bank notes | Ping An Bank
Financial risk management [Line Items]
Financial assets		8,391
Bank notes | Shanghai Pudong Development Bank Co. Ltd
Financial risk management [Line Items]
Financial assets		7,905
Bank notes | China Development Bank
Financial risk management [Line Items]
Financial assets		16,807
Bank notes | Postal Savings Bank of China
Financial risk management [Line Items]
Financial assets		4,718
Bank notes | KEB Hana Bank (China)
Financial risk management [Line Items]
Financial assets		1,121
Time deposits | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	950,167	905,170
Time deposits | Banco de Crdito e Inversiones | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	150,578	9,752
Time deposits | Banco Santander - Santiago | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	124,689	9,052
Time deposits | Banco Santander - Santiago One [Member] | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	51,444	65,899
Time deposits | Banco de Chile | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	602
Time deposits | Banco de Chile One [Member] | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	150,259
Time deposits | Scotiabank Sud Americano | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets		10,750
Time deposits | Banco Estado | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	85,055
Time deposits | Scotiabank Chile One [Member] | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	250,362
Time deposits | Banco Ita CorpBanca | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	284,915	8,001
Time deposits | Others | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets		200,100
Time deposits | Sumitomo Mitsui Banking | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	122,631
Time deposits | Sumitomo Mitsui Banking One [Member] | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	210,292	320,054
Time deposits | Scotiabank Sud Americano One | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	416,026	289,421
Time deposits | Banco Itau Corpbanca One | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	15,048	195,471
Time deposits | Banco de Crdito e Inversiones [Member] | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	187,707	34,325
Investment fund | JP Morgan US Dollar liquidity Fund Institucional | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	435,485	381,297
Investment fund | Legg Mason - Western Asset Institutional cash reserves | Financial assets neither past due nor impaired
Financial risk management [Line Items]
Financial assets	$ 590,661	$ 233,648